Commitments and Contingencies, Litigation (FY) (Details) kr in Thousands, $ in Thousands			1 Months Ended						9 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 NOK (kr)	Sep. 30, 2021 Claim	Mar. 31, 2021 Claim	Jan. 31, 2021 NOK (kr)	Nov. 30, 2020 USD ($)	Jan. 31, 2020 Plaintiff	Sep. 30, 2022	Dec. 31, 2021
Litigation [Abstract]
Litigation settlement expense | $							$ 11,000
Maximum period to file for certification									90 days	90 days
Datatilsynet [Member]
Litigation [Abstract]
Number of complaints submitted | Plaintiff								3
Amount of administrative fine imposed	$ 9,300	$ 11,349				kr 100,000
Number of additional complaints filed | Claim				1	1
Reduced to administrative fine imposed	$ 6,045	$ 7,375	kr 65,000